Trade and other receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables	$ 580	$ 493
Other receivables	68	49
Prepayments	92	104
Total	740	646	[1]
Non-current
Finance lease receivables	6	2
Other receivables	3	1
Prepayments	4	0
Total	$ 13	$ 3

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).